Supplemental Oil and Gas Reserve Information (Details2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Extractive Industries [Abstract]
Standardized measure at beginning of period	$ 2,708,000	$ 94,000
Sales, net of production costs	(1,206,000)	(50,000)
Revisions	7,372,000
Purchases and discoveries of minerals in place	23,918,000	2,664,000	94,000
Standardized measure at end of period	$ 32,792,000	$ 2,708,000	$ 94,000